UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act File Number 811-22299

RENN Fund, Inc.

(Exact name of Registrant as specified in charter)

8080 N. Central Expressway, Suite 210/LB 59

Dallas, Texas 75206

(Address of principal executive offices)

214-891-8294

(Registrant’s telephone number, including area code)

Russell Cleveland

President and CEO

RENN Capital Group, Inc.

Suite 162

11520 North Central Expressway

Dallas, Texas 75243

(Name and address of agent for service of process)

214-891-8294

(Agent’s telephone number, including area code)

Date of fiscal year end: December 31

December 31, 2016

(Date of reporting period)

Item 1. Annual Report to Shareholders

# RENN Fund, Inc.

## 2016 Annual Report

***"The Entrepreneurial Difference"***

ANNUAL REPORT TO SHAREHOLDERS

OF

RENN FUND, INC.

December 31, 2016

Dear Shareholders,

Your Fund is in the progress of issuing a Proxy concerning a takeover of the Fund by Horizon Kinetics to be voted on by the shareholders. Your Fund Directors have approved this and recommended shareholder approval. The Proxy will detail the benefits to shareholder by doing this. Please look for this Proxy, read and vote your shares. A Special Meeting is set for April 20, 2017.

Sincerely,

Russell Cleveland
President and CEO

ANNUAL REPORT TO SHAREHOLDERS

FOR THE YEAR ENDING DECEMBER 31, 2016

RENN Fund, Inc.

Schedule of Investments

December 31, 2016

Allocation of Assets by Industry (% of Fund’s Net Assets)

Industry	%
Other Assets and Liabilities	-26.8%
Crude Petroleum & Natural Gas	0.0%
Medical Chemicals and Botanical Products	2.5%
Telecommunications	4.3%
Money Market Funds	27.7%
Communication Services	28.8%
U.S. Treasury Notes	29.3%
Surgical & Medical Instruments & Apparatus	34.2%
100.0%

Allocation of Assets by Country (% of Fund’s Net Assets)

See Accompanying Notes to Financial Statements

1

RENN Fund, Inc.

Schedule of Investments

December 31, 2016

Item 1. SCHEDULE OF INVESTMENTS

Unaffiliated Investments

Shares or Principal Amount	Company	Cost	Value(6)

	U.S. TREASURY NOTES – 29.29% (4)
2,150,000	US Treasury Note Zero Coupon Maturity 1/12/17	$2,149,661	$2,149,699

	Total US Treasury Notes	2,149,661	2,149,699

	MONEY MARKET ACCOUNTS – 27.67% (4)
2,030,853	Federal Government Obligation Fund	2,030,853	2,030,853

	Total Money Market Accounts	2,030,853	2,030,853

	CONVERTIBLE BONDS – 0.00% (3)(4)(7)
	Crude Petroleum & Natural Gas –0.00%
$1,000,000	PetroHunter Energy Corporation 8.5% Maturity December 31, 2014	1,000,000	0
	Total Unaffiliated Convertible Bonds	1,000,000	0

	COMMON EQUITIES – 41.03% (3)(4)
	Telecommunications – 4.29%
1,500,000	APVIO Sys Inc	482,799	315,000

	Crude Petroleum & Natural Gas – 0.00%
808,445	PetroHunter Energy Corporation	101,056	0

	Medical Chemicals and Botanical products – 2.50%
193,070	FitLife Brands, Inc	9,131,687	183,417

	Surgical & Medical Instruments & Apparatus – 34.24%
700,000	Bovie Medical Corporation	1,610,358	2,513,000

	Total Unaffiliated Common Equities	11,325,900	3,011,417

	TOTAL UNAFFILIATED INVESTMENTS	$16,506,414	$7,191,969

Aggregate Gross Unrealized Appreciation of all Unaffiliated Securities		$902,642
Aggregate Gross Unrealized Depreciation of all Unaffiliated Securities		$(10,217,125)
Net Unrealized Appreciation/Depreciation of all Unaffiliated Securities		$(9,314,483)
Aggregate Cost of All Unaffiliated Securities for Income Tax Purposes		$12,325,900

See Accompanying Notes to Financial Statements

2

RENN Fund, Inc.

Schedule of Investments

December 31, 2016

SCHEDULE OF INVESTMENTS

Affiliated Investments

Shares or Principal Amount	Company	Cost	Value(6)

	CONVERTIBLE PREFERRED EQUITIES – 27.08% (2)(3)(4)
	Communications Service NEC – 27.08%
233,229	AnchorFree, Inc. Series A Convertible Preferred (1)	$419,812	$1,987,111

	Total Affiliated Preferred Securities	419,812	1,987,111

	COMMON EQUITIES – 1.74% (1)(2)(3)(4)
	Communications Service NEC –1.74%
15,023	AnchorFree, Inc	92,971	127,996

	Total Affiliated Common Securities	92,971	127,996

	TOTAL AFFILIATED INVESTMENTS	512,783	2,115,107
	TOTAL UNAFFILIATED INVESTMENTS	16,506,414	7,191,969
	TOTAL INVESTMENTS	$17,019,197	9,307,076
	OTHER ASSETS AND LIABILITIES – (26.82)%		(1,968,092)
	TOTAL NET ASSETS		$7,338,984

See Accompanying Notes to Financial Statements

3

RENN Fund, Inc.

Schedule of Investments

December 31, 2016

Name of Issuer and Title of Issue	Number of Shares	Amount of Equity in Net Profit and Loss for the Period	Amount of Dividends or Interest	Value(6) 12/31/16
AnchorFree, Inc.(1)(2)(3)(5)
Preferred A Equity	233,229	$0	$0	$1,987,111
AnchorFree, Inc. (1)(2)(3)(5)
Common Stock	15,023	$0	$0	$127,996

Total Restricted and/or Controlled Securities		$0	$0	$2,115,107

(1)	Securities in a privately-owned company.

(2)	“Affiliated,” generally means that the Fund (and/or affiliated funds) has a director on issuer’s board and/or the Fund owns more than 5% of the issuer’s voting shares.

(3)	Non-Income Producing.

(4)	Percentage is calculated as a percentage of net assets.

(5)	“Controlled” refers to Affiliates who have the power to exercise a controlling influence over the management or policies of a company. A person who owns, directly or indirectly through another controlled company, more than 25 % of the voting securities of a company shall be presumed to control such company.

(6)	See Note 5 to the Financial Statements.

(7)	The PetroHunter Energy Corporation (“PetroHunter”) note is in default as of December 31, 2014. The note is valued on an as converted basis consistent with prior years, using PetroHunter’s observable stock price of $0.0000. During 2016 PetroHunter declared Chapter 7 bankruptcy. The Fund is attempting to recover amounts owed to it by PetroHunter through that process.

See Accompanying Notes to Financial Statements

4

RENN Fund, Inc.

Statement of Assets and Liabilities

December 31, 2016

ASSETS

Assets:
Investments at fair value
Unaffiliated investments, cost of $14,475,561	$5,161,116
Affiliated investments, cost of $512,783	2,115,107
Total investments, cost of $14,988,344		$7,276,223
Federal Government Obligation Fund		2,030,853
Cash and cash equivalents		5,000
Dividends receivable		643
Prepaid and other assets		39,897
		$9,352,616

LIABILITIES AND NET ASSETS

Liabilities:
Due to broker - margin		$1,935,130
Accounts payable		45,300
Accounts payable – affiliate		33,202
Total liabilities		$2,013,632

Net assets:
Common Stock, $1 par value, 20,000,000 shares authorized, 4,673,867 shares issued, and 4,463,967 shares outstanding		$4,673,867
Additional paid in capital		21,823,384
Treasury stock at cost		(1,734,967)
Accumulated net realized loss on investments		(9,711,179)
Net unrealized depreciation of investments		(7,712,121)
Net assets		$7,338,984
Net asset value per share		$1.64

See Accompanying Notes to Financial Statements

5

RENN Fund, Inc.

Statement of Operations

Year Ended December 31, 2016

Investment income:
Interest income	$173
Dividend income	8,880
9,053

Expenses:
General and administrative	29,573
Shareholder expenses	65,639
Interest expense	19,690
Legal fees	277,278
Audit and accounting fees	94,039
Directors’ fees and expenses	93,000
Insurance expense	57,934
Management fee to affiliate	111,996

749,149

Net investment loss	(740,096)

Realized and unrealized gain (loss) on investments:
Net unrealized appreciation of investments	2,747,823
Net realized loss on investments – unaffiliated	(788,868)

Net gain on investments	$1,958,955

Net increase in net assets resulting from operations	$1,218,859

Net increase in net assets resulting from operations per share	$0.27

Weighted average shares outstanding	4,463,967

See Accompanying Notes to Financial Statements

6

RENN Fund, Inc.

Statements of Changes in Net Assets

Years Ended December 31, 2016 and 2015

	2016	2015

From operations:
Net investment loss	$(740,096)	$(459,062)
Net realized gain (loss) on investments	(788,868)	1,654,667
Net unrealized appreciation (depreciation) of investments	2,747,823	(4,932,770)

Net increase (decrease) in net assets resulting from operations	1,218,859	(3,737,165)

Net assets:
Beginning of period	6,120,125	9,857,290

End of period *	$7,338,984	$6,120,125

*The balance of undistributed net investment income included in net assets at the end of the period is $0.

See Accompanying Notes to Financial Statements

7

RENN Fund, Inc.

Statement of Cash Flows

Year Ended December 31, 2016

Cash flows from operating activities:
Increase in net assets resulting from operations	$1,218,859
Adjustments to reconcile increase in net assets to net cash used in operating activities:
Net unrealized appreciation on investments	(2,747,823)
Net realized loss on investments	788,868
Increase in dividend receivable	(218)
Increase in prepaid and other assets	(20,736)
Increase in accounts payable	33,975
Decrease in accounts payable-affiliate	(3,647)
Purchase of investments	(4,180,514)
Proceeds from sale of investments	750,781

Net cash used in operating activities	(4,160,455)

Cash flows from financing activities:
Net margin proceeds	1,935,130

Net cash provided by financing activities	1,935,130

Net decrease in cash and cash equivalents	(2,225,325)

Cash and cash equivalents at beginning of the year	2,230,325

Cash and cash equivalents at end of the year	$5,000

See Accompanying Notes to Financial Statements

8

RENN Fund, Inc.

Notes to Financial Statements

December 31, 2016

Note 1	Organization and Business Purpose

RENN Fund, Inc. (the “Fund”), is a registered, non-diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund, a Texas corporation, was organized and commenced operations in 1994 and is registered under and pursuant to the provisions of Section 8(a) of the 1940 Act.

The investment objective of the Fund is to provide its stockholders primarily with long-term capital appreciation by investing substantially in privately-placed convertible and equity securities of emerging growth companies traded on U.S. securities exchanges.

RENN Capital Group, Inc. (“RENN Group”), a Texas corporation, serves as the Investment Adviser to the Fund. In this capacity, RENN Group is primarily responsible for the selection, evaluation, structure, valuation, and administration of the Fund’s investment portfolio, subject to the supervision of the Board of Directors. RENN Group is a registered investment adviser under the Investment Advisers Act of 1940, as amended.

Note 2	Summary of Significant Accounting Policies

Valuation of Investments

All investments are stated at their estimated fair value, as described in Note 5.

Revenue Recognition

The Fund recognizes realized gain/loss in the period of the sale based upon the identified cost basis. Change in unrealized gain/loss is reflected during the period of the change. Dividend income is recorded on the record date. Interest income is recorded as earned on an accrual basis. For debentures that are late in making payments as scheduled in the note agreements, the Fund determines whether to continue accruing interest on the note based upon the current circumstances facing the companies. The Fund reserves any dividends or interest income which is deemed to be potentially uncollectible based upon an analysis of several factors used in assessing the financial condition of each company.

Cash and Cash Equivalents

As of December 31, 2016, cash and cash equivalents are at risk to the extent that they exceed Federal Deposit Insurance Corporation insured amounts. The Fund has not experienced any losses as a result of this risk. The Fund considers all highly liquid debt instruments with original maturities of three months or less to be cash equivalents. As of December 31, 2016, cash held in the Federated Government Obligations Fund is no longer included in cash and cash equivalents, but is listed on the balance sheet as a separate line item.

Mutual Funds	Quantity	Value	% Net Assets
Federated Government Obligation Fund (GOFXX)	2,030,879.49	$2,030,879.49	27.67%
Total Mutual Funds	2,030,879.49	$2,030,879.49	27.67%

9

RENN Fund, Inc.

Notes to Financial Statements

December 31, 2016

Note 2	Summary of Significant Accounting Policies, (continued)

Income Tax

The Fund has elected the special income tax treatment available to “regulated investment company” (“RIC”) under Subchapter M of the Internal Revenue Code (“IRC”) which allows the Fund to be relieved of federal income tax on that part of its net investment income and realized capital gain that it pays out to its stockholders. The requirements to qualify for RIC status include, but are not limited to certain qualifying income tests, asset diversification tests and distribution of substantially all of the Fund’s taxable investment income to its stockholders. It is the intent of management to comply with all IRC requirements as they pertain to a RIC and to distribute all of the Fund’s taxable investment income and realized long-term capital gain within the defined period under the IRC to qualify as a RIC. Failure to qualify as a RIC would subject the Fund to federal income tax as if the Fund were an ordinary corporation, which could result in a substantial reduction in the Fund’s net assets as well as the amount of cash available for distribution to stockholders. Continued qualification as a RIC requires management to satisfy certain investment diversification requirements in future years. There can be no assurance that the Fund will qualify as a RIC in future years.

At December 31, 2016, because of an increase in valuation of one of the Fund’s portfolio companies based on an independent third-party valuation, the Fund was not in compliance with the definition of a regulated investment company pursuant to 26 U.S. Code Section 851. As provided by that section of the IRC, the Fund took measures during the 30 days following the end of the quarter to correct that deficiency.

Federal income taxes payable on behalf of stockholders on realized capital gain that the Fund elects to retain are accrued and reflected as tax expense paid on behalf of stockholders on the last day of the tax year in which such gain is realized.

Basis of Accounting

The Fund’s basis of accounting is the investment company accounting pursuant to ASC 946.

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the amounts and disclosures in the financial statements. Actual results could differ from these estimates.

Note 3	Due to/from Broker

The Fund conducts business with various brokers for its investment activities. The clearing and depository operations for the investment activities are performed pursuant to agreements with these brokers. “Due from broker” represents unsettled sales transactions. “Due to broker” represents a margin loan payable to these brokers, which is secured by cash maintained with the lending broker as collateral for the margin loan. The Fund is subject to credit risk to the extent the brokers are unable to deliver cash balances or securities, or clear security transactions on the Fund’s behalf. RENN Group actively monitors the Fund’s exposure to these brokers and believes the likelihood of loss under those circumstances is remote. At December 31, 2016, there was a “Due to Broker” margin balance of $1,935,130. The terms on a margin loan are governed by federal regulation and by the rules of Financial Industry Regulatory Authority (“FINRA”).  In general, under Federal Reserve Board Regulation T, firms can lend a customer up to 50% of the price of a security and 90% of a United States Treasury Bill.  The rules of FINRA and the exchanges supplement the requirements of Regulation T by placing “maintenance” margin requirements on customer accounts.

10

RENN Fund, Inc.

Notes to Financial Statements

December 31, 2016

Note 3	Due to/from Broker (continued)

The loan is not made for any specific term or duration but is due and payable at the brokerage firm’s discretion.  The interest charges are added to the loan balance.  At December 31, 2016, the margin interest rate was 4.625%.  The Fund has a policy allowing it to borrow not more than 33% of the Fund’s Net Asset Value as of the time of borrowing for purposes of taking advantage of investments deemed to be in the best interest of the Fund or to borrow such amounts as deemed necessary and prudent as a temporary measure for extraordinary or emergency purposes.  Federal regulations under the 1940 Act require that the Fund maintain 300% asset coverage in relation to any borrowed amount.

Note 4	Management Fees and Reimbursement

Pursuant to an Investment Advisory Agreement (the “Agreement”) effective May 15, 2009, RENN Group performs certain services, including certain management, investment advisory and administrative services necessary for the operation of the Fund. In addition, under the Agreement, the Investment Adviser is reimbursed by the Fund for certain directly allocable administrative expenses. A summary of fees and reimbursements paid by the Fund under either the Agreement or the prospectus is as follows:

RENN Group receives a management fee equal to a quarterly rate of 0.4375% of the Fund’s net assets, as determined at the end of each quarter, each payment to be due as of the last day of the calendar quarter. The Fund incurred $111,996, during the year ended December 31, 2016, for such management fees.

The Investment Adviser was reimbursed by the Fund for directly allocable administrative expenses paid by the Investment Adviser on behalf of the Fund. Such reimbursements were $15,825 during the year ended December 31, 2016.

Note 5	Valuation of Investments

Investments are carried in the statements of assets and liabilities at fair value, as determined in good faith by RENN Group, subject to the approval of the Fund’s Board of Directors. The fair values reported are subject to various risks including changes in the equity markets, general economic conditions, and the financial performance of the companies. Due to the level of risk associated with certain investment securities and the level of uncertainty related to changes in the fair value of investment securities, it is possible that the amounts reported in the accompanying financial statements could change materially in the near term.

The Fund generally invests in common securities, preferred securities, convertible and nonconvertible debt securities, and warrants. These securities may be unregistered and thinly-to-moderately traded. Generally, the Fund negotiates registration rights at the time of purchase and the portfolio companies are required to register the shares within a designated period, and the cost of registration is borne by the portfolio company.

On a weekly basis, RENN Group prepares a valuation to determine fair value of the investments of the Fund. The Board of Directors approves the valuation on a quarterly basis. Interim board involvement may occur if material issues arise before quarter end. The valuation principles are described below.

Unrestricted common stock of companies listed on an exchange, such as the NYSE or NASDAQ, or in the over-the-counter market is valued at the closing price on the date of valuation. Thinly traded unrestricted common stock of companies listed on an exchange, such as the NYSE or NASDAQ, or in the over-the-counter market is valued at the closing price on the date of valuation, less a marketability discount as determined appropriate by the Fund Managers and approved by the Board of Directors.

11

RENN Fund, Inc.

Notes to Financial Statements

December 31, 2016

Note 5	Valuation of Investments (continued)

Restricted common stock of companies listed on an exchange, such as the NYSE or NASDAQ, or in the over-the-counter market is valued based on the quoted price for an otherwise identical unrestricted security of the same issuer that trades in a public market, adjusted to reflect the effect of any significant restrictions.

The unlisted preferred stock of companies with common stock listed on an exchange, such as the NYSE or NASDAQ, or in the over-the-counter market is valued at the closing price of the common stock into which the preferred stock is convertible on the date of valuation.

Debt securities are valued at fair value. The Fund considers, among other things, whether a debt issuer is in default or bankruptcy. It also considers the underlying collateral. Fair value is generally determined to be the greater of the face value of the debt or the market value of the underlying common stock into which the instrument may be converted.

The unlisted in-the-money options or warrants of companies with the underlying common stock listed on an exchange, NASDAQ or in the over-the-counter market are valued at fair value (the positive difference between the closing price of the underlying common stock and the strike price of the warrant or option). An out-of-the money warrant or option has no value; thus, the Fund assigns no value to it.

Investments in privately held entities are valued at fair value. If there is no independent and objective pricing authority (i.e., a public market) for such investments, fair value is based on the latest sale of equity securities to independent third parties. If a private entity does not have an independent value established over an extended period of time, then the Investment Adviser will determine fair value based on appraisal procedures established in good faith and approved by the Board of Directors.

The Fund follows the provisions of Accounting Standards Codification ASC 820, Fair Value Measurements, under which the Fund has established a fair value hierarchy that prioritizes the sources (“inputs”) used to measure fair value into three broad levels: inputs based on quoted market prices in active markets (Level 1 inputs); observable inputs based on corroboration with available market data (Level 2 inputs); and unobservable inputs based on uncorroborated market data or a reporting entity’s own assumptions (Level 3 inputs).

The following table shows a summary of investments measured at fair value on a recurring basis classified under the appropriate level of fair value hierarchy as of December 31, 2016:

	Level 1	Level 2	Level 3	Total
Convertible Preferred Equities	$0	$0	$1,987,111	$1,987,111
Common stock	3,011,417	0	127,996	3,139,413
US Treasury Note Maturity 1/12/17	2,149,699	0	0	2,149,699
Federal Government Obligation Fund	2,030,853	0	0	2,030,853
Total Investments	$7,191,969	$0	$2,115,107	$9,307,076

12

RENN Fund, Inc.

Notes to Financial Statements

December 31, 2016

Note 5	Valuation of Investments (continued)

The Fund has adopted a policy of recording any transfers of investment securities between the different levels in the fair value hierarchy as of the end of the year unless circumstances dictate otherwise. There were no transfers between levels during the year ending December 31, 2016.

One portfolio company is being classified as Level 3. AnchorFree, Inc. is a private company and at December 31, 2016, the investment was valued primarily using forecasted revenues and thus qualifies as a Level 3 security.

Quantitative Information about Level 3 Fair Value Measurements

Portfolio Company Investment	Value at 12/31/16	Valuation Technique	Unobservable Input	Range		Weighted Average
Convertible Preferred	$1,987,111	Income Approach	Discount Rate	16%	36%	26%
		Market Approach	Revenue Multiple	$0.45	$6.05	$5.00
		Option Pricing Method	Volatility	20%	69%	43%
Common Stock	$127,996	Income Approach	Discount Rate	16%	36%	26%
		Market Approach	Revenue Multiple	$0.45	$6.05	$5.00
		Option Pricing Method	Volatility	20%	69%	43%

See page 1, Schedule of Investments for a breakdown of the valuation by industry type.

Note 6	Income Taxes

During 2016, management followed a policy of distributing all of the Fund’s taxable investment income and realized capital gain within the defined period under the IRC to ensure that any federal income tax on such income, if any, is paid by the Fund’s shareholders.  During the year ended December 31, 2016, the Fund had a net investment loss of $740,096 and a long-term capital loss of $788,868. Therefore, there was no declaration of any distributions. As of December 31, 2016, the Fund had a tax loss carryforward of $9,002,277 which is available to offset future realized gains for a period of up to two years, and a tax loss carryforward of $97,082, which is available to offset future realized capital gains for a period of up to three years. In addition, the Fund has a tax loss carryforward of $14,193,079 as of December 31, 2016, which is available to offset future realized capital gains with no expiration on the tax benefits under the Regulated Investment Company Modernization Act of 2010. The Fund had no undistributed net income as of December 31, 2016. Tax returns filed within the prior three years are subject to examination by federal and state tax authorities.

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13

RENN Fund, Inc.

Notes to Financial Statements

December 31, 2016

Note 6	Financial Highlights

Selected per share data and ratios for each share of common stock outstanding are as follows:

	Years Ended December 31,
	2016	2015	2014	2013	2012
Net asset value, beginning of period	$1.37	$2.21	$2.36	$2.53	$2.13

Net investment loss	(0.17)	(0.10)	(0.12)	(0.14)	(0.13)
Net realized and unrealized gain (loss) on investments	0.44	(0.74)	(0.03)	(0.03)	0.53

Total return from investment operations	0.27	(0.84)	(0.15)	(0.17)	0.40

Net asset value, end of period	$1.64	$1.37	$2.21	$2.36	$2.53
Per-share market value, end of period	$1.22	$0.90	$1.30	$1.45	$1.42

Portfolio turnover rate	72.18%	8.83%	0.00%	42.58%	32.29%

Total investment return based on market value: (a)	35.56%	(30.77)%	(10.34)%	2.11%	(21.98)%

Ratio to average net assets: (b)
Net investment loss	(12.01)%	(5.55)%	(4.86)%	(5.11)%	(5.34)%

Expenses	12.16%	5.57%	4.86%	5.47%	6.51%

(a)	Total investment return is calculated by comparing the common stock price on the first day of the period to the price on the last day of the period. The calculation also assumes reinvestment of distributions at actual prices pursuant to the Fund’s dividend reinvestment plan and reflects taxes paid by the Fund for deemed distributions. Total investment return calculated for a period of less than one year is not annualized.

(b)	Average net assets have been computed based on monthly valuations.

Note 7	Related Party Transactions

In 2009 Russell Cleveland received options to purchase 100,000 common shares of AnchorFree, Inc., at $0.3971 per share, as compensation for financial advisory services provided to AnchorFree, Inc. prior to Mr. Cleveland’s joining the board. In accordance with the agreement between the Fund and Mr. Cleveland, the Fund received 15,023 shares at no cost when the options were exercised on January 2, 2016. Russell Cleveland disclaims any beneficial ownership in the Fund's portion.

There were no similar related party transactions during 2016.

14

RENN Fund, Inc.

Notes to Financial Statements

December 31, 2016

Note 8	Subsequent Events

In preparing the accompanying financial statements, the Fund has reviewed events that have occurred after December 31, 2016, through February 28, 2017. As previously disclosed in Note 2, at December 31, 2016, because of an increase in valuation of one of the Fund’s portfolio companies based on an independent third-party valuation, the Fund was not in compliance with the definition of a regulated investment company pursuant to 26 U.S. Code Section 851. As provided by that section of the IRC, the Fund took measures during the 30 days following the end of the quarter to correct that deficiency.

Note 9	Recently Issued Accounting Pronouncements

The U.S. Securities and Exchange Commission adopted new rules and amended existing rules (together, the “final rules”) intended to modernize the reporting and disclosure of information by registered investment companies in October 2016. The final rules amend Regulation S-X and require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments. The Fund must be compliant with the amendments to Regulation S-X by August 1, 2017. The impact that the amendments to Regulation S-X will have on the Fund’s financial statements and the related disclosure requirements are currently being evaluated by the Funds management.

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15

Report of Independent Registered Public Accounting Firm

To the Shareholders and

Board of Directors of

RENN Fund, Inc.

We have audited the accompanying statement of assets and liabilities of RENN Fund, Inc. (Fund) as of December 31, 2016, and the related statements of operations and cash flows for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended. The Fund's management is responsible for these financial statements and financial highlights. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing auditing procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. Our audits also included examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2016, by correspondence with the custodians and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of RENN Fund, Inc. as of December 31, 2016, and the results of its operations and its cash flows for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

BKD, LLP

Dallas, Texas

February 28, 2017

16

Report of Independent Registered Public Accounting Firm

To the Shareholders and

Board of Directors of

RENN Fund, Inc.

We have audited the accompanying financial highlights of RENN Fund, Inc. (Company) for the year ended December 31, 2012. These financial highlights are the responsibility of the Company’s management. Our responsibility is to express an opinion on these financial highlights based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial highlights. Our procedures included confirmation of securities owned as of December 31, 2012, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial highlights presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial highlights referred to above present fairly, in all material respects, the RENN Fund, Inc. financial highlights for the year ended December 31, 2012, in conformity with accounting principles generally accepted in the United States of America.

MALIN, BERGQUIST & COMPANY, LLP

Erie, Pennsylvania

February 28, 2013

17

Director and Officer Compensation

The Fund has no employees, and, therefore, does not compensate any employees. Officers of the Fund receive no compensation from the Fund, and the Fun8d has never issued options or warrants to officers or directors of the Fund. The Fund does not have any stock option or similar retirement or pension fund for officers or directors of the Fund.

Directors who are not employees of RENN Group receive a monthly fee of $2,000 (the Chairman of the Audit Committee receives $3,000), plus $750 and reasonable out-of-pocket expenses for each quarterly valuation meeting attended. The Fund does not pay its directors who are considered “interested persons” of the Fund any fees for their directorship services or reimburse expenses to such individuals except for those incurred specifically in the performance of their duties as directors of the Fund. The aggregate compensation paid to the directors during the period covered by this Report was $46,500.

Quarterly Reports

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. A copy of each such Form N-Q is available on the SEC’s website at www.sec.gov. Such forms may also be reviewed and copied at the SEC Public Reference Room in Washington, D.C., and you may call the Public Reference Room at 1-800-SEC-0330 for information on its hours, etc.

Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, upon request by calling collect (214) 891-8294. You may also obtain the description on the Fund’s website at www.rencapital.com.

Portfolio Proxy Voting Records

The Fund’s record of proxy voting regarding portfolio securities is presented each year for the 12-month period ended June 30. It is filed with the SEC on Form N-PX and is available by calling collect (214) 891-8294 and on the SEC’s website at www.sec.gov.

Matters Submitted for Shareholder Votes

During the six-month period covered by this report, issues were presented to the shareholders for their vote at the Annual Meeting of Shareholders on August 4, 2016 (originally scheduled for June 30, 2016 but postponed).

The record date for determination of shareholders entitled to vote was May 11, 2016. As of the record date there were outstanding 4,463,967 shares of the Fund’s Common Stock, constituting all of the outstanding voting securities of the Fund. Each such share was entitled to one vote. At the Meeting, the holders of 3,889,075 shares, or 87.12%, of the Fund’s Common Stock were represented in person or by proxy, constituting a quorum.

For Proposal One, percentages shown are based on the number of the outstanding voting securities of the Fund. The percentages for Proposals Two and Three represent the percentage of shares voted and the total proxy shares, respectively. The issues presented and the results of the voting thereon are as follows:

Issue One: Approval of a Plan of Liquidation for the Fund. The votes were as follows:

Votes For	Votes Against	Votes Abstaining	Broker Non-Votes
2,247,604 (50.35%)	1,168,318 (16.17%)	17,808 (0.40%)	455,345 (10.20%)

18

RENN Fund, Inc.

Notes to Financial Statements

December 31, 2016

Issue Two: Election of one Class Three Director.  The nominee was Russell Cleveland for a 3-year term, and the number of votes received for this nominee’s election constituted a majority of the votes cast.  The votes were as follows:

Nominee	Votes For	Votes Abstaining
Russell Cleveland	2,503,710 (64.38%) (56.09%)	100,948 (2.60%) (2.26%)

The Remaining Directors are:	Term Expires at Annual Meeting to be Held In
J. Philip McCormick	2017
Charles C. Pierce, Jr.	2018

Issue Three: Election of one Class Three Director.  The nominee was Ernest C. Hill for a 3-year term, and the number of votes received for this nominee’s election constituted a majority of the votes cast.  The votes were as follows:

Nominee	Votes For	Votes Abstaining
Ernest C. Hill	2,451,005 (63.02%) (54.91%)	101,948 (2.62%) (2.28%)

The Remaining Directors are:	Term Expires at Annual Meeting to be Held In
J. Philip McCormick	2017
Charles C. Pierce, Jr.	2018

Board Approval of the Investment Advisory Contract

At the Board meeting held April 21, 2016, the disinterested Directors of the Board reviewed the Investment Advisory Agreement entered into with RENN Group. In conjunction with that review, the Directors noted that the quarterly rate of 0.4375% for the Adviser’s management fee was above average, but not unreasonable compared to that of other closed-end funds of similar engagement and it indicated no undue level of profit for the Adviser.  No additional performance fee is provided, and the administrative services are structured to approximate an at-cost relationship. The disinterested Directors also reviewed the expenses incurred by the Adviser on the Fund’s behalf. Upon close examination it was concluded that the Fund’s expenses were properly managed.  The Adviser’s performance was compared to similar closed-end funds, and it was found to be acceptable. Based on the overall impact of these factors, the disinterested Directors of the Board found it appropriate to approve renewal of the Investment Advisory Agreement for another one-year term.

Dividend Reinvestment Plan

Pursuant to the Fund’s Dividend Reinvestment and Cash Purchase Plan (the “Plan”), a stockholder whose shares are registered in his or her own name will be deemed to have elected to have all dividends and distributions automatically reinvested in Fund shares unless he or she elects otherwise on a current basis. Stockholders whose shares are held in nominee names will likewise be treated as having elected to have their dividends and distributions reinvested. You may elect to receive cash distributions, net of withholding tax, by requesting an election form from the Fund’s Plan Agent, American Stock Transfer & Trust Co. You may terminate participation by notifying the Plan Agent in writing. If notice is received by the Plan Agent not less than 10 days prior to any dividend or distribution it will be effective immediately. Information regarding income tax consequences should be directed to your tax consultant – the Plan will furnish information by January 31 following the year of distribution as to the category of income that the distributions represent. Your questions regarding the Plan should be directed to the Fund’s Plan Agent, American Stock Transfer & Trust Company, LLC., whose telephone number is (718) 921-8200 extension 6412 and whose address is 6201 15th Ave, Brooklyn, NY 11219-5498.

19

This report contains forward-looking statements.  Such statements reflect the current views of the Fund with respect to future events and are subject to certain risks, uncertainties and assumptions.  Although the Fund believes that the expectations reflected in such forward-looking statements are reasonable, should one or more of these risks or uncertainties materialize, or should underlying assumptions prove incorrect, actual future results or events may vary materially from those described herein.

CORPORATE INFORMATION

Executive Officers

Russell Cleveland	President, Chief Executive Officer, and Chief Financial Officer

Lynne Marie Simon	Secretary and Chief Compliance Officer

Corporate Offices

RENN Fund, Inc.

11520 North Central Expressway

Suite 162

Dallas, Texas 75243

Phone:	(214) 891-8294
Fax:	(214) 891-8291
Email:	invrel@rencapital.com
Website:	www.rencapital.com

Registrar and Transfer Agent

American Stock Transfer &

Trust Company, LLC

6201 15th Ave.

Brooklyn, NY 11219

Phone:    (800) 937-5449

Independent Registered Public Accounting Firm

BKD, LLP

14241 Dallas Parkway, Suite 1100

Dallas, TX 75254

Phone:  (972) 702-8262

Item 2.	Code of Ethics.

The Fund has adopted a Code of Ethics applicable to the Fund’s principal executive officer, principal accounting officer, and persons designated by the Chief Executive Officer as performing similar functions, as required by Regulation S-K Item 406. The Fund posts such Code of Ethics on the Fund’s website located at www.rencapital.com and intends to disclose material amendments or waivers of the Code of Ethics by posting promptly to the Fund’s website. During the period covered by this report, there has been no amendment or waiver regarding such Code of Ethics.

Item 3.	Audit Committee Financial Expert.

The Registrant’s Board of Directors has determined that J. Philip McCormick is qualified to serve as financial expert on its audit committee and that he is “independent,” as defined by the U.S. Securities and Exchange Commission.

Item 4.	Principal Accountant Fees and Services.

The following table presents fees paid by the Fund for professional services rendered by BKD, LLP, for the years ended December 31, 2016, and 2015, respectively.

	2016	2015
Fee Category	Fees	Fees

Audit Fee	$55,000	$58,000
Audit-Related Fees	$-	$-
Tax Fees	$-	$-
All Other Fees	$-	$-
Total Fees	$55,000	$58,000

Audit Fees were for professional services rendered for the audit of the Fund’s annual financial statements. No non-audit fees were paid to the independent audit firm of BKD, LLP for 2016 or 2015.

The Audit Committee generally requires pre-approval of engagements for all auditor services, which proposed services must be described in detail and which auditor must have been determined by the Audit Committee as independent. One factor used by the Audit Committee in its assessment of an auditor’s independence is the amount of non-audit services performed for the Fund or its affiliates. Any non-audit services which were not specified at the onset but which are made known to the Audit Committee and approved by it prior to the completion of an audit will be deemed pre-approved to the extent that the amount is less than five percent of the total auditor service fees for the year. In the ordinary course of its duties the Chairman of the Audit Committee would be the member who would sign any pre-approval. However, in his absence or incapacity any one of the other members of the Audit Committee may sign if the approval is time-sensitive and a majority of the other available members of the Audit Committee agreed to which member would be the signatory.

The Fund does not ordinarily engage the auditor for non-audit services, and no non-audit services were approved or provided for the period covered by this report.

Item 5.	Audit Committee of Listed Registrants.

The Registrant has an Audit Committee which was established by the Board of Directors of the Fund in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934, as amended (the “Exchange Act”). The members of the Registrant’s Audit Committee are Ernest Hill (Chairman), J. Philip McCormick and Charles Pierce, Jr.

Item 6.	Schedule of Investments.

See the Annual Report to Shareholders under Item 1 of this Form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures.

The Fund has delegated its proxy voting responsibility to its Investment Adviser, RENN Capital Group, Inc. (“RENN Group”). The Proxy Voting Policies and Procedures of RENN Group are set forth below. The guidelines are reviewed periodically by RENN Group and the Fund’s independent directors, and, accordingly, are subject to change. For purposes of these Proxy Voting Policies and Procedures described below, “we” “our” and “us” refers to RENN Group.

“Introduction

As an investment adviser registered under the Advisers Act, we have a fiduciary duty to act solely in the best interests of our clients. As part of this duty, we recognize that we must vote client securities in a timely manner free of conflicts of interest and in the best interests of our clients.

These policies and procedures for voting proxies for our investment advisory clients are intended to comply with Section 206 of, and Rule 206(4)-6 under, the Advisers Act.”

“Proxy Policy

We vote proxies relating to our portfolio securities in the best interest of our clients’ shareholders. We review on a case-by-case basis each proposal submitted to a shareholder vote to determine its impact on the portfolio securities held by our clients. Although we generally vote against proposals that may have a negative impact on our clients’ portfolio securities, we may vote for such a proposal if there exist compelling long-term reasons to do so.

Our proxy voting decisions are made by the senior officers who are responsible for monitoring each of our clients’ investments. To ensure that our vote is not the product of a conflict of interest, we require that: (i) anyone involved in the decision-making process disclose to our Chief Compliance Officer any potential conflict that he or she is aware of and any contact that he or she has had with any interested party regarding a proxy vote; and (ii) employees involved in the decision-making process or vote administration are prohibited from revealing how we intend to vote on a proposal in order to reduce any attempted influence from interested parties.”

Item 8.	Portfolio Managers.

As of the date of printing this report the Portfolio Manager for the Fund is:

Russell Cleveland, who has served as the Chairman of the Board, President, Chief Executive Officer, and a Class Three Director of the Fund, and majority stockholder of RENN Group since 1994. He is a Chartered Financial Analyst.

The Portfolio Manager is employed by RENN Capital Group, Inc., which is the Investment Adviser to the Fund. The Portfolio Manager is compensated by annual salaries and occasional bonuses. Bonuses are generally paid when one or more of the Adviser’s managed funds pay an incentive fee. The Fund does not have an incentive fee arrangement. The Fund is the only entity managed by the Adviser and/or Mr. Cleveland.

Russell Cleveland is the only Portfolio Manager for the fund, and the value of his ownership was between $100,001 and $500,000 at December 31, 2016

Item 9.	Purchases of Equity Securities by the Fund and Its Affiliated Purchasers.

Neither the Fund nor any Affiliated Purchaser, nor any person on their behalf, has purchased any of the Fund’s securities in the period covered by this report. The purchase of the Fund’s securities is authorized under its Dividend Reinvestment Plan and Cash Purchase Plan dated February 15, 1994, but no such shares were purchased during the period covered by this report.

An “Affiliated Purchaser” is defined as a person acting directly or indirectly, in concert with the Fund in the purchase of the Fund’s securities, or any person controlling, controlled by, or under common control with the Fund and thereby controlling the purchase of the Fund’s shares, but does not include an officer or director of the Fund who may properly authorize repurchase of the Fund’s shares pursuant to Rule 10b-18 of the Exchange Act of 1934.

Item 10. Changes in Procedures for Recommending Director Nominees.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board of Directors since the Fund last provided disclosure in response to this item. The submission of shareholder proposals which require a vote of all shareholders will be handled in accordance with Rule 14a-8 of the Exchange Act. No such proposals were received.

Item 11. Controls and Procedures.

Under the supervision and with the participation of our management, including our Chief Executive Officer and our Acting Chief Financial Officer, we evaluated the effectiveness of our disclosure controls and procedures as required by Rule 13a-15(e) under the Exchange Act as of the end of the period covered by this report. Based upon that evaluation, our Chief Executive Officer and Acting Chief Financial Officer concluded that our disclosure controls and procedures were effective as of that date to provide reasonable assurance that the information we are required to disclose in reports that we file under the Exchange Act is recorded, processed, summarized and reported within the time periods specified in SEC rules and forms, and includes controls and procedures designed to ensure that information required to be disclosed by us in such reports is accumulated and communicated to our management, including the principal executive officer and principal financial officer, in sufficient time to allow timely decisions regarding required disclosure.

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal year covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.  Exhibits.

EXHIBIT	DESCRIPTION OF EXHIBIT
(a)(1)	Code of Ethics for Senior Financial Officers – not attached – see Item 2
(a)(2)	Certification of Principal Executive Officer and Chief Financial Officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002, attached as EX-99.CERT.N-CSRS RC
(a)(3)	Solicitation Made to Purchase Securities - not applicable.
(b)	Certification of Principal Executive Officer and Chief Financial Officer pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, attached as EX-99.906CERT.N-CSRS RC.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Fund has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

RENN Fund, Inc.

By:	/s/ Russell Cleveland
Russell Cleveland
Chief Executive Officer

Date: February 28, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the undersigned on behalf of the Fund and in the capacities and on the date indicated.

RENN Fund, Inc.

By:	/s/ Russell Cleveland
Russell Cleveland
Chief Executive Officer and Chief Financial Officer

Date: February 28, 2017